Balance Sheet Components Other Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Prepaid and other current assets
Matching loan due from a related party		$ 34,123	$ 34,123
Prepaid taxes		28,719	25,043
Prepaid revenue-sharing cost		12,428	10,120
Prepaid content and license costs		8,694	11,029
Prepaid advertising and promotion fee		4,685	244
Interest receivable from bank deposits with original maturities of three months or less		3,059	3,875
Receivables from third party payment platforms		2,670	5,488
Prepaid professional fees		2,432	2,365
Prepaid rental deposits		1,928	2,310
Employee advances		569	587
Prepaid office rent and facilities expenses		338	696
Others		7,666	10,710
Prepaid and other current assets		107,311	106,590
Prepaid non-current assets
Prepaid PRC income tax for the sale of assets associated with 17173.com by Sohu to Changyou		0	1,006
Prepaid non-current assets		0	1,006
Other short-term liabilities
Matching loans due to a related party		34,123	34,123
Contingent liability related to Shanghai Jingmao liquidation	[1]	23,900	23,900
Deposits related to Focus		10,387	21,936
Share-based awards in Changyou		20,693	13,292
Other payables related to Shanghai Jingmao liquidation	[2]	9,380	0
Contract deposits from advertisers		2,679	3,036
Lease liabilities		$ 1,999	$ 1,107
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Other short-term liabilities	Other short-term liabilities
Consideration payable for equity investment		$ 769	$ 751
Others		8,638	8,026
Other short-term liabilities		112,568	106,171
Receipts in advance and deferred revenue
Receipts in advance relating to brand advertising business		4,297	5,214
Receipts in advance relating to online game business		9,310	7,869
Receipts in advance relating to other business		5,286	6,029
Total receipts in advance		18,893	19,112
Deferred revenue		38,148	32,943
Receipts in advance and deferred revenue		$ 57,041	$ 52,055

[1]	The contingent liability represents the aggregate of estimated potential payments to third parties in connection with the liquidation of Shanghai Jingmao. The stated amount of the contingent liability reflects Changyou’s best estimate as of December 31, 2020 and 2021 pursuant to ASC 450-20. Changyou may revise this estimate in the future based on developments in PRC bankruptcy court proceedings regarding.
[2]	Shanghai Jingmao. In 2021, Changyou received $9.4 million from the bankruptcy proceedings, as a creditor of Shanghai Jingmao, during the process of the liquidation of Shanghai Jingmao. No disposal gain was recognized due to the uncertainty with the proceedings that were still ongoing.